CAPITAL STOCK (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Unvested, December 31, 2013	1,111
Granted
Vested	(833)
Cancelled
Unvested, December 31, 2014	278
Unvested, December 31, 2013	$ 18.00
Granted
Vested	$ 18.00
Cancelled
Unvested, December 31, 2014	$ 18.00